Expenses by nature (Details) - USD ($) $ in Thousands		3 Months Ended		9 Months Ended
		Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022
Research and development [Abstract]
External research and development expenses		$ 5,207	$ 3,428	$ 16,521	$ 10,429
Employee expenses	[1]	1,812	1,064	4,857	2,887
Depreciation		8	7	28	22
Other expenses		61	121	164	236
Total research and development expenses		7,088	4,620	21,570	13,574
General and administrative [Abstract]
External costs		1,725	1,464	5,834	6,145
Employee expenses	[2]	834	537	2,450	1,651
Depreciation		72	5	209	12
Total general and administrative expenses		2,631	2,006	8,493	7,808
Total operating expenses		9,719	6,626	30,063	21,382
Share-based compensation expense included in employees expenses for employees in research and development department		400	200	1,000	700
Share-based compensation expense included in employees expenses in general and administrative		200	200	700	500
Foreign exchange gain [Abstract]
Foreign exchange gain		$ 1,833	$ 6,185	232	$ 15,512
Loss before tax higher/lower related to translation of cash held				$ 7,300

[1]	Included in employee expenses is share based compensation expense of $0.4 million and $1.0 million for the three and nine months ended September 30, 2023, respectively, relating to employees in our research and development department (three and nine months ended September 30, 2022, $0.2 million and $0.7 million, respectively).
[2]	Included in employee expenses is share based compensation expense of $0.2 million and $0.7 million for the three and nine months ended September 30, 2023, respectively, relating to employees in the general and administrative department (three and nine months ended September 30, 2022, $0.2 million and $0.5 million, respectively).